Prepaid Expenses and Other Current Assets	3 Months Ended
Mar. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31, 2020	December 31, 2019
Research and development claims receivable	$29,753	$27,567
Prepayments	5,181	7,023
VAT receivable	872	1,928
Grant income receivable	330	547
Other assets	334	279
Other receivable	374	482
Total prepaid expenses and other current assets	$36,844	$37,826